SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Stock-Based Compensation) (Detail) - Performance Share Units and Performance Unit Awards [Member]	Jan. 01, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Requisite Service Period	3 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Distribution Percentage Based On Performance Measurements	0.00%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Distribution Percentage Based On Performance Measurements	200.00%